PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2023
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

8.           PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following:

	As of December 31,
	2022	2023
	US$	US$
Buildings	736,515	726,263
Office equipment	18,976	17,530
Motor vehicles	1,488	1,313
Leasehold improvement	17,701	16,890
Land	50,731	50,731
Subtotal	825,411	812,727
Less: accumulated depreciation	(213,329)	(229,831)
Construction in progress	23,371	24,090
	635,453	606,986
Less: accumulated impairment	—	(137,626)
	635,453	469,360

Depreciation expense for property and equipment amounted to US$21,295, US$23,441 and US$21,708 for the years ended December 31, 2021, 2022 and 2023, respectively. In addition, impairment losses of nil, nil, and US$138,243 were recognized for the years ended December 31, 2021, 2022, and 2023, respectively.